o BT INSTITUTIONAL FUNDS o

                                  INSTITUTIONAL
                                DAILY ASSETS FUND

                               SEMI-ANNUAL REPORT
                               ------------------
                                 DECEMBER o 1998
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Institutional Daily Assets Fund
Table of Contents
--------------------------------------------------------------------------------

              LETTER TO SHAREHOLDERS ......................................    3

              INSTITUTIONAL DAILY ASSETS FUND
                 Statement of Net Assets ..................................    5
                 Statement of Operations ..................................   10
                 Statements of Changes in Net Assets ......................   11
                 Financial Highlights .....................................   12
                 Notes to Financial Statements ............................   13












                             ---------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ---------------------

                                       2
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Institutional Daily Assets Fund
Letter to Shareholders
--------------------------------------------------------------------------------
We are pleased to present you with this semi-annual report for the BT Institutional Daily Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

THE MONEY MARKETS WERE DOMINATED THROUGH THE SEMI-ANNUAL PERIOD BY THE GLOBAL FINANCIAL CRISIS, WHICH BEGAN IN SOUTHEAST ASIA AND SPREAD TO COUNTRIES AROUND THE WORLD. Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed a U.S. Treasury rally.

CONCERNS OVER THE IMPACT OF FOREIGN TURMOIL ON U.S. ECONOMIC GROWTH ALSO SURFACED DURING THE SECOND HALF OF 1998. Investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration. In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

CITING BOTH GLOBAL AND U.S. DEVELOPMENTS AND THEIR PROSPECTS ON THE U.S. ECONOMY, THE FEDERAL RESERVE BOARD EFFECTIVELY BATTLED INVESTORS' GROWING RISK AVERSION AND ESCALATING ILLIQUIDITY WITH THREE RAPID CUTS OF INTEREST RATES. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the money markets, in particular, to finish out the year on a relatively calm note.

Money markets also benefited from volatility in the equity markets. This volatility buoyed a rally in the U.S. fixed income market in general and strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce highly competitive yields in the Institutional Daily Assets Fund.


 PERIOD ENDED          ANNUALIZED 7 DAY ANNUALIZED 7 DAY
 DECEMBER 31, 1998       CURRENT YIELD   EFFECTIVE YIELD
--------------------------------------------------------------------------------
 Institutional
  Daily Assets Fund*           5.11%          5.24%
--------------------------------------------------------------------------------
 IBC First Tier-Institutional
  Only Money Funds Average     4.87%          4.99%


In anticipation of Federal Reserve Board interest rate cuts, we began extending the Fund's average maturity in the third quarter. We were careful to add exposure to high quality counterparties, while limiting exposure to those we felt might experience difficulties in the worsening Asian crisis.

MANAGER OUTLOOK

Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the money markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.

                          STATUS AT DECEMBER 31, 1998
                        Seven day effective yield: 5.24%
                            Average maturity: 31 days
                          Net assets: $5,571.9 million

o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.

o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.

o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

-----------------
*Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                       3
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Institutional Daily Assets Fund
Letter to Shareholders (Concluded)
--------------------------------------------------------------------------------
Given this scenario and the slightly positive yield curve, we intend to stay slightly longer than our benchmark for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                                Darlene M. Rasel
            Portfolio Manager of the Institutional Daily Assets Fund
                                December 31, 1998

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

Floating Rate Notes 22%

Eurodollar Time Deposits 25%

Eurodollar Certificates of Deposit 7%

Yankee Certificates of Deposit 9%

Medium term Notes 1%

Funding Agreement 1%

Commercial Paper 35%


                                       4
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
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Institutional Daily Assets Fund
Statement of Net Assets December 31, 1998 (unaudited)
--------------------------------------------------------------------------------
    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
                  EURODOLLAR CERTIFICATES
                  OF DEPOSIT - 7.2%
                  Abbey National Treasury:
$ 16,000,000       5.20%, 2/9/99 ............................       $ 16,000,000
  35,000,000       4.92%, 3/23/99 ...........................         35,000,000
  30,000,000       4.85%, 4/20/99 ...........................         30,000,000

                  Barclays Bank:
  24,000,000       5.37%, 2/24/99 ...........................         24,000,676
  10,000,000       5.70%, 3/5/99 ............................          9,998,321
  25,000,000       4.88%, 4/27/99 ...........................         24,998,428

                  Bayerische Hypotheka Vereinbank:
  20,000,000       5.60%, 2/25/99 ...........................         20,000,543
  40,000,000       5.17%, 2/26/99 ...........................         40,000,614

                  Bayerische Landesbank,
  13,000,000       6.40%, 5/5/99, ...........................         13,054,211

                  Cariplo,
  27,000,000       5.61%, 1/29/99 ...........................         27,000,209

                  Halifax PLC:
  15,000,000       5.16%, 2/5/99 ............................         15,000,112
  45,000,000       5.60%, 2/22/99 ...........................         45,000,000

                  International Nederlander Bank,
  25,000,000       5.08%, 5/27/99 ...........................         25,002,968

                  KBC Bank,
  25,000,000       5.53%, 1/15/99 ...........................         25,000,097

                  Rabobank,
  25,000,000       5.53%, 1/4/99 ............................         25,000,000

                  Societe Generale Bank,
  25,000,000       5.10%, 2/19/99 ...........................         25,000,000
                                                                    ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost $400,056,179) ..............................        400,056,179
                                                                    ------------
                  FLOATING RATE - NOTES - 22.6%
                  Associates Corp.:
                  Daily Variable Rate,
  30,000,000       5.65%, 1/4/99 ............................         29,999,881
  25,000,000       5.51%, 4/23/99 ...........................         24,992,492
  30,000,000       5.52%, 6/29/99 ...........................         29,988,511

                  Bank of Austria:
                  Quarterly Variable Rate,
  25,000,000       5.5475%, 7/27/99 .........................         24,991,652

                  Bank of Nova Scotia:
                  Monthly Variable Rate,
  35,000,000       5.5125%, 6/10/99 .........................         34,988,376

    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Banque Nationale de Paris:
               Monthly Variable Rate,
$45,000,000    5.525%, 6/1/99................................        $44,988,830
 35,000,000    5.541%, 7/29/99...............................         34,988,126

              Bayerische Hypotheka Vereinbank:
               Monthly Variable Rate,
 45,000,000    5.505%, 5/28/99...............................         44,985,715

              Bayerische Landesbank:
               Monthly Variable Rate,
 25,000,000    5.00%, 2/12/99................................         25,000,285
 50,000,000    5.395%, 2/16/99...............................         50,000,946
 25,000,000    5.521%, 6/29/99...............................         24,990,962

              Bear Stearns Co.:
               Monthly Variable Rate,
 10,000,000    5.626%, 6/4/99................................         10,000,000
 20,000,000    5.626%, 6/11/99...............................         20,000,822

              Colgate-Palmolive:
               Quarterly Variable Rate,
 30,000,000    5.528%, 8/25/99...............................         29,984,773

              Comerica Bank:
               Monthly Variable Rate,
 25,000,000    5.536%, 7/13/99...............................         24,992,184

              Commerz Bank:
               Monthly Variable Rate,
 50,000,000    5.505%, 5/28/99...............................         49,984,129

              Corestates Bank:
               Monthly Variable Rate,
 20,000,000    5.607%, 3/5/99................................         20,000,000

              Creditanstalt Bankverein:
               Monthly Variable Rate,
 30,000,000    5.515%, 6/3/99................................         29,991,347

              Deutsche Bank:
               Quarterly Variable Rate,
 40,000,000    5.528%, 6/1/99................................         39,987,010

              First National Bank of Chicago:
               Daily Variable Rate,
 25,000,000    5.64%, 5/27/99................................         24,992,680

              First Union:
               Quarterly Variable Rate,
 25,000,000    5.60%, 4/30/99................................         25,000,000
 10,000,000    5.688%, 8/18/99...............................         10,004,555
 10,000,000    5.208%, 10/20/99..............................         10,000,000

                       See Notes to Financial Statements.
                                       5

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Institutional Daily Assets Fund
Statement of Net Assets December 31, 1998 (unaudited)
--------------------------------------------------------------------------------
    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              General Electric Corp.:
               Quarterly Variable Rate,
$ 10,000,000   5.607%, 1/15/99................................     $  10,000,000
  20,000,000   5.554%, 9/8/99.................................        20,000,000

              International Business Machines:
               Quarterly Variable Rate,
   7,000,000   5.558%, 3/1/99.................................         6,999,740

              J.P. Morgan:
               Monthly Variable Rate,
  55,000,000   5.50%, 2/24/99.................................        54,994,038

              Key Bank:
               Daily Variable Rate,
  10,000,000   5.54%, 1/29/99.................................         9,999,592

              Kreditbank:
               Quarterly Variable Rate,
  35,000,000   5.538%, 6/1/99.................................        34,990,054

              Merrill Lynch & Co.:
               Daily Variable Rate,
  35,000,000   5.625%, 2/17/99.................................       34,999,331
               Quarterly Variable Rate,
  20,000,000   5.606%, 4/13/99.................................       19,999,442

              Morgan Guaranty:
               Monthly Variable Rate,
  15,000,000   5.544%, 9/27/99.................................       14,995,707

              National City Cleveland:
               Monthly Variable Rate,
  20,000,000   5.578%, 3/5/99.................................        19,998,650

              NationsBank:
               Daily Variable Rate,
  25,000,000   5.70%, 3/18/99.................................        25,004,535

              Nordeutsche Landesbank:
               Monthly Variable Rate,
  15,000,000   5.525%, 2/2/99.................................        14,999,366

              Northern Trust Co.:
               Monthly Variable Rate,
  37,000,000   5.515%, 9/8/99.................................        36,984,795

              Norwest Corp.:
               Quarterly Variable Rate,
  28,000,000   5.45%, 9/20/99.................................        27,999,064

              Royal Bank of Canada:
               Monthly Variable Rate,
  40,000,000   5.52%, 7/14/99.................................        39,985,118

    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Societe Generale:
               Daily Variable Rate,
$ 40,000,000   5.59%, 2/9/99..................................     $  39,997,693
  10,000,000   5.58%, 3/2/99..................................         9,999,198
               Monthly Variable Rate,
  30,000,000   5.567%, 5/7/99.................................        29,993,363

              Svenska Handelsbanken:
               Monthly Variable Rate,
  40,000,000   5.532%, 6/1/99.................................        39,988,615
  26,000,000   5.53%, 6/2/99..................................        25,991,950

              U.S Bank:
               Monthly Variable Rate,
  20,000,000   5.606%, 9/15/99.................................       19,998,613

              Wachovia Bank:
               Monthly Variable Rate,
  20,000,000   5.505%, 2/9/99..................................       19,998,761
  21,000,000   5.512%, 5/12/99.................................       20,994,800

              Walt Disney:
               Quarterly Variable Rate,
  10,000,000   5.455%, 2/26/99.................................        9,998,696

              Westpac Capital Corp.:
               Quarterly Variable Rate,
   5,000,000   5.544%, 4/9/99..................................        4,999,342
                                                                ----------------
TOTAL FLOATING RATE - NOTES
 (Amortized Cost $1,258,763,736)...............................    1,258,763,736
                                                                ----------------

              EURO TIME DEPOSITS - 24.6%
              Abbey National Treasury,
  50,000,000   5.48%, 2/10/99..................................       50,000,000

              Bank of America,
  25,000,000   5.45%, 2/11/99..................................       25,000,000

              Bank of Austria,
  50,000,000   5.15%, 1/20/99..................................       50,000,000

              Bank of Montreal,
  20,000,000   5.35%, 2/9/99...................................       20,000,000

              Bank of Nova Scotia,
  25,000,000   5.594%, 1/8/99..................................       25,000,000

              Bayerische Hypotheka Vereinbank:
 100,000,000   5.75%, 1/4/99...................................      100,000,000
  10,000,000   5.36%, 2/22/99..................................       10,002,454

              Bayerische  Landesbank,
  30,000,000   4.938%, 4/28/99.................................       30,000,000

                       See Notes to Financial Statements.
                                       6
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Institutional Daily Assets Fund
Statement of Net Assets December 31, 1998 (unaudited)
--------------------------------------------------------------------------------
    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Caisse Des Depots,
$200,000,000   5.25%, 1/4/99.................................      $ 200,000,000

              Canadian Imperial Bank,
 100,000,000   5.25%, 1/4/99.................................        100,000,000

              Dresdner Bank,
 200,000,000   5.12%, 1/4/99.................................        200,000,000

              International Nederlander Bank,
  30,000,000   5.60%, 2/26/99................................         30,000,000

              National Australian Bank,
 100,000,000   5.75%, 1/4/99.................................        100,000,000

              Nordeutsche Landesbank,
  25,000,000   5.67%, 1/19/99................................         25,000,000

              Paribas SA,
  25,000,000   5.156%, 3/15/99...............................         25,000,000

              Republic Bank of NY,
  50,000,000   5.50%, 1/4/99.................................         50,000,000

              Societe Generale Bank,
 150,000,000   5.25%, 1/4/99.................................        150,000,000

              Suntrust Bank,
  81,875,331   4.00%, 1/4/99.................................         81,875,331

              West Deutsche Landesbank,
 100,000,000   5.25%, 1/4/99.................................        100,000,000
                                                                ----------------
TOTAL EURO TIME DEPOSITS
 (Amortized Cost $1,371,877,785).............................      1,371,877,785
                                                                ----------------

              FUNDING AGREEMENT - 0.4%
              First Allmerica,
               4.75%, 12/23/99
  20,000,000   (Amortized Cost $20,000,000)..................         20,000,000
                                                                ----------------

              MEDIUM TERM NOTES - 1.3%
              Chase Manhattan Bank,
  15,000,000   4.87%, 4/21/99................................         15,000,000

              NationsBank,
  55,000,000   5.20%, 2/5/99.................................         55,000,000
                                                                ----------------
TOTAL MEDIUM TERM NOTES
 (Amortized Cost $70,000,000)................................         70,000,000
                                                                ----------------

              YANKEE CERTIFICATES OF DEPOSIT - 8.9%
              Bank of Austria,
  25,000,000   5.74%, 4/26/99................................         25,041,181

    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Bank of Montreal:
$ 15,000,000   5.20%, 1/19/99................................     $   15,000,000
  15,000,000   5.57%, 2/26/99................................         15,000,000

              Banque Nationale de Paris,
  50,000,000   5.545%, 1/4/99................................         50,000,000

              Barclays Bank,
  14,000,000   5.70%, 3/30/99................................         13,997,703

              Bayerische Hypotheka Vereinbank:
  20,000,000   5.55%, 1/4/99.................................         20,000,017
  25,000,000   5.25%, 1/25/99................................         25,000,000

              Canadian Imperial Bank,
  25,000,000   5.71%, 6/23/99................................         25,066,300

              Commerz Bank:
  20,000,000   5.37%, 2/24/99................................         20,006,372
  15,000,000   5.32%, 3/23/99................................         15,002,199

              Credit Agricole,
   2,000,000   5.74%, 4/26/99................................          1,999,666

              Credit Suisse First Boston,
   1,000,000   5.87%, 5/4/99.................................          1,000,853

              Cregem,
  13,000,000   5.51%, 1/11/99................................         13,000,036

              Deutsche Bank,
   1,000,000   5.70%, 3/5/99.................................          1,000,072

              Dresdner Bank,
  16,000,000   5.20%, 3/11/99................................         16,002,366

              National Westminster Bank:
  25,000,000   5.53%, 1/4/99.................................         25,000,000
  40,000,000   5.485%, 1/19/99...............................         40,000,100

              Nordeutsche Landesbank,
  10,000,000   5.66%, 7/27/99................................         10,031,653

              Rabobank,
  18,000,000   5.60%, 3/17/99................................         17,998,905

              Royal Bank of Canada,
   5,000,000   5.56%, 2/26/99................................          4,999,632

              Svenska Handelsbanken,
  25,000,000   5.52%, 1/19/99................................         25,001,519

              Swiss Bank,
   5,000,000   5.65%, 3/24/99................................          4,998,418

                       See Notes to Financial Statements.
                                       7
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Institutional Daily Assets Fund
Statement of Net Assets December 31, 1998 (unaudited)
--------------------------------------------------------------------------------
    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Toronto Dominion Bank,
$25,000,000    5.16%, 2/23/99................................      $  25,000,000

              Union Bank of Switzerland:
 30,000,000    5.10%, 2/19/99................................         30,000,000
 15,000,000    5.74%, 6/11/99................................         15,039,900

              West Deutsche Landesbank,
 40,000,000    5.54%, 1/13/99................................         40,000,000
                                                                ----------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $495,186,892)...............................        495,186,892
                                                                ----------------
              COMMERCIAL PAPER - 35.1%*
              ABB Treasury Center,
 15,000,000    5.20%, 2/18/99................................         14,896,000

              Alcatel Alsthom Inc.:
 22,000,000    5.08%, 2/22/99................................         21,838,569
  5,100,000    4.90%, 3/31/99................................          5,038,220

              Asset Securitization:
 25,000,000    5.40%, 1/22/99................................         24,921,250
 30,000,000    5.18%, 2/18/99................................         29,792,800
 41,000,000    5.27%, 2/19/99................................         40,705,905
 20,000,000    5.10%, 3/12/99................................         19,801,667

              Associates Corp.,
 30,000,000    5.04%, 2/3/99.................................         29,861,400

              Bank of America Corp.,
 10,000,000    4.93%, 6/2/99................................           9,791,845

              Bank of Scotland,
 20,000,000    4.89%, 6/4/99................................          19,581,633

              Barclays,
 30,000,000    5.90%, 1/4/99................................          29,985,250

              BBL North America:
 14,000,000   5.52%, 1/12/99................................          13,976,387
 25,000,000    5.80%, 1/12/99...............................          24,955,695
 35,000,000    5.14%, 1/25/99...............................          34,880,066
 25,000,000    5.50%, 1/26/99...............................          24,904,514

              Bellsouth Capital Funding,
 20,000,000    5.05%, 1/4/99................................          19,991,583

              British Columbia Province,
 10,000,000    4.805%, 3/8/99...............................           9,911,908

              British Gas Capitol Corp.,
 10,000,000    5.28%, 3/2/99................................           9,912,000

    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              CAFCO:
$12,000,000    5.60%, 1/19/99...............................       $  11,966,400
 38,000,000    5.32%, 1/29/99...............................          37,842,764
 24,000,000    5.33%, 1/29/99...............................          23,900,507
 25,000,000    5.30%, 2/3/99................................          24,878,541
 10,000,000    5.25%, 2/5/99................................           9,948,958
 20,000,000    5.29%, 2/9/99................................          19,885,383
 45,000,000    5.32%, 2/25/99...............................          44,634,250

              Carnival PLC UK,
 30,000,000    5.25%, 2/5/99................................          29,846,875

              Chase Manhattan Corp.,
 35,000,000    4.80%, 3/23/99...............................          34,622,000

              Commonwealth Bank Australia,
 30,000,000    5.75%, 1/11/99...............................          29,952,083

              Corporate Receivables:
 20,000,000    5.55%, 1/15/99...............................          19,956,833
  8,000,000    5.42%, 2/3/99................................           7,960,254
 20,000,000    5.19%, 2/4/99................................          19,901,967
 30,000,000    5.18%, 2/11/99...............................          29,823,017
 34,000,000    5.20%, 2/12/99...............................          33,793,734

              Credit Suisse First Boston:
 15,000,000    5.29%, 1/7/99................................          14,986,775
 12,000,000    5.27%, 1/15/99...............................          11,975,407
 30,000,000    5.15%, 1/22/99...............................          29,909,875

              Cregem,
 15,000,000    4.99%, 4/1/99................................          14,812,875

              Daimler Benz North American:
 13,000,000    5.03%, 1/29/99...............................          12,949,141
  7,000,000    5.22%, 2/23/99...............................           6,946,205
  5,000,000    5.03%, 4/15/99...............................           4,927,344

              Delaware Funding Corp.:
 23,023,000    5.25%, 1/6/99................................          23,006,212
  8,172,000    5.40%, 1/8/99................................           8,163,420
 30,000,000    5.35%, 1/22/99...............................          29,906,375
  5,000,000    5.40%, 1/26/99...............................           4,981,250
 12,558,000    5.25%, 2/5/99................................          12,493,902
 20,000,000    5.19%, 2/18/99...............................          19,861,600

              Diageo Capital:
 45,000,000    5.35%, 1/4/99................................          44,979,938
 30,000,000    5.23%, 2/12/99...............................          29,816,950

              Dresdner Bank,
  8,000,000    5.19%, 3/15/99...............................           7,915,807

                       See Notes to Financial Statements.
                                       8

--------------------------------------------------------------------------------
Institutional Daily Assets Fund
Statement of Net Assets December 31, 1998 (unaudited)
--------------------------------------------------------------------------------
    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              General Electric Capital Corp.:
$10,000,000    5.24%, 2/9/99...............................       $    9,943,233
 30,000,000    5.22%, 2/17/99..............................           29,795,550
 10,000,000    5.33%, 2/17/99..............................            9,930,414
 35,000,000    4.95%, 2/19/99..............................           34,764,188
 25,000,000    5.07%, 2/26/99..............................           24,802,833
 25,000,000    5.37%, 2/26/99..............................           24,791,167
 30,000,000    5.44%, 3/9/99...............................           29,696,267
 10,000,000    4.93%, 3/15/99..............................            9,900,031
 15,000,000    4.98%, 3/24/99..............................           14,829,850
 20,000,000    5.01%, 3/26/99..............................           19,766,200

              General Motors Acceptance Corp.:
  6,000,000    5.48%, 1/13/99..............................            5,989,040
  5,000,000    5.49%, 1/26/99..............................            4,980,938
 80,000,000    5.06%, 1/29/99..............................           79,685,156
 35,000,000    5.24%, 2/5/99...............................           34,821,695
 30,000,000    5.24%, 2/17/99..............................           29,794,767

              Glaxo Wellcome,
 10,000,000    5.17%, 2/8/99...............................            9,945,428

              H.J. Heinz,
 10,000,000    5.30%, 1/12/99..............................            9,983,805

              KFW International Finance,
 30,000,000    4.87%, 2/19/99..............................           29,801,142

              Merrill Lynch &Co.:
 15,000,000    5.50%, 1/13/99..............................           14,972,500
 16,000,000    5.50%, 1/15/99..............................           15,965,778

              National Rural Utility Corp.:
 12,000,000    5.08%, 3/5/99...............................           11,893,320
 10,000,000    4.97%, 4/26/99..............................            9,841,236

              Norwest Corp.,
 15,000,000    5.03%, 1/29/99..............................           14,941,316

              Panasonic Finance,
 50,000,000    5.35%, 1/4/99...............................           49,977,708

              Pitney Bowes Credit,
 61,000,000    5.15%, 1/4/99...............................           60,973,821

              Province of Quebec,
 30,000,000    5.14%, 2/8/99...............................           29,837,233

    Principal
      Amount       Description                                             Value
      ------       -----------                                             -----
              Quincy Capital Corp.,
$60,000,000    5.42%, 2/5/99...............................        $  59,683,833

              Receivables Capital Corp.:
 10,000,000    5.35%, 1/26/99..............................            9,962,848
 46,528,000    5.35%, 1/27/99..............................           46,348,221
 10,000,000    5.36%, 1/28/99..............................            9,959,800

              Repsol International Finance:
 25,000,000    4.92%, 3/15/99..............................           24,750,583
  5,000,000    4.85%, 6/28/99..............................           14,640,292

              Swedish Export Credit,
 25,000,000    5.02%, 2/24/99..............................           24,811,750

              Union Bank of Switzerland,
 20,000,000    5.219%, 1/15/99.............................           19,959,408

              USAA Capital Corp.,
  7,000,000    5.50%, 1/21/99..............................            6,978,611

              Walt Disney Co.,
 15,000,000    4.98%, 3/26/99..............................           14,825,700

              Wells Fargo,
 20,000,000    5.25%, 1/29/99..............................           19,918,333

              Westpac Capitol,
 29,000,000    5.05%, 3/22/99..............................           28,674,556

              XEROX CORP.,
 15,000,000    5.10%, 3/25/99..............................           14,823,626
                                                                  --------------
TOTAL COMMERCIAL PAPER
 (Amortized Cost $1,958,255,506)...........................        1,958,255,506
                                                                  --------------
TOTAL INVESTMENTS
 (Amortized Cost $5,574,140,096)..........................100.1%   5,574,140,096

OTHER LIABILITIES IN EXCESS
 of Other Assets.......................................... (0.1%)     (2,291,506)
                                                         ------- ---------------
NET ASSETS................................................100.0%  $5,571,848,590
                                                         ======= ===============

SHARES OUTSTANDING ($0.001 par value
 per share, unlimited number of shares
 of beneficial interest authorized).........................       5,571,775,828
                                                                 ===============

NET ASSET VALUE OFFERING AND REDEMPTION
PRICE PER SHARE
 (Net assets divided by shares outstanding).................               $1.00
                                                                           =====

------------
*Interest rates for commercial paper represent discount rates at the time of purchase.
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund
Statement of Operations for the Six Months Ended December 31, 1998  (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest Income .......................................        $ 160,814,833
                                                                  -------------
EXPENSES
   Advisory Fees .........................................            2,954,443
   Administration and Services Fees ......................              565,889
   Professional Fees .....................................               34,811
   Amortization of Organization Expenses .................               13,164
   Printing and Shareholder Reports ......................               16,510
   Trustees Fees .........................................                5,307
   Miscellaneous .........................................                5,375
                                                                  -------------
   Total Expenses ........................................            3,595,499
                                                                  -------------
   Less: Expenses absorbed by Bankers Trust ..............              (12,344)
                                                                  -------------
      Net Expenses .......................................            3,583,155
                                                                  -------------
NET INVESTMENT INCOME ....................................          157,231,678
REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............               46,720
                                                                  -------------
NET INCREASE IN ASSETS FROM OPERATIONS ...................        $ 157,278,398
                                                                  =============

                       See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Institutional Daily Assets Fund
Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                                      For the six-         For the
                                                                                      months ended        year ended
                                                                                   December 31, 1998 1   June 30, 1998
                                                                                   ------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .......................................................   $    157,231,678    $    236,619,655
   Net Realized Gain from Investment Transactions ..............................             46,720              32,822
                                                                                   ----------------    ----------------
Net Increase in Net Assets from Operations .....................................        157,278,398         236,652,477
                                                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income ..........................................................       (157,238,678)       (236,612,066)
                                                                                   ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ...............................................      6,813,769,557      11,426,703,500
   Cost of Shares Sold .........................................................     (6,971,221,399)     (8,445,532,909)
                                                                                   ----------------    ----------------
Net Increase (Decrease) from Capital Transactions in Shares of
   Beneficial Interest .........................................................       (157,451,842)      2,981,170,591
                                                                                   ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................................       (157,418,901)      2,981,211,002
NET ASSETS
Beginning of Period ............................................................      5,729,267,273       2,748,056,271
                                                                                   ----------------    ----------------
End of Period (includes distribution in-excess of net investment income of
   $6,780 for the six-month period ended December 31, 1998 and undistributed net
   investment income of $6,779 for the year ended June 30, 1998) ...............   $  5,571,848,590    $  5,729,267,273
                                                                                   ================    ================

-------
1 Unaudited.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Institutional Daily Assets Fund
Financial Highlights
-------------------------------------------------------------------------------------------------------
Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Daily Assets
Fund.

                                                                                         For the period
                                                                                        November 13, 1996
                                                   For the six-          For the        (Commencement of
                                                   months ended        year ended        Operations) to
                                                December 31, 19982    June 30, 1998       June 30, 1997
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,BEGINNING OF PERIOD ........        $      1.00       $       1.00        $      1.00
                                                 --------------      -------------      -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...................               0.03               0.06               0.03
   Net Realized Gain
     from Investment Transactions ..........               0.00               0.003              0.003
                                                 --------------      -------------      -------------
Total from Investment Operations ...........               0.03               0.06               0.03
                                                 --------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...................              (0.03)             (0.06)             (0.03)
                                                 --------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD .............        $      1.00       $       1.00       $       1.00
                                                 ==============      =============      =============
TOTAL INVESTMENT RETURN ....................               2.74%              5.71%              3.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period ...............        $ 5,571,849       $  5,729,267       $  2,748,056
   Ratios to Average Net Assets:
      Net Investment Income ................               5.47%1             5.55%              5.43%1
      Expenses .............................               0.12%1             0.12%              0.12%1
      Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses
         by Bankers Trust ..................               0.005%1           0.002               0.01%

-------------
1 Annualized.
2 Unaudited.
3 Less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund.
The following summarizes the significant accounting policies of the Fund:

B. SECURITY VALUATION
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and approximates the fair value of the Fund's investments.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

F. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

H. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholders services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets. For the six month period ended December 31, 1998, Administrative and Service fee's amounted to $565,889, of which $99,459 were payable at the end of the period.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .10% of average daily net assets. For the six month period ended December 31, 1998, advisory fee's amounted to $2,954,443, of which $497,298 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the period ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Fund is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended December 31, 1998.

NOTE 3--NET ASSETS

Composition of Net Assets
Paid-in Capital                                   $5,571,775,829
Distribution in Excess of Net Investment Income           (6,780)
Undistributed Net Realized Gain from
 Investment Transactions                                  79,541

                                                   -------------
NET ASSETS, DECEMBER 31, 1998                     $5,571,848,590
                                                   =============

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




















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

BT INSTITUTIONAL FUNDS
INSTITUTIONAL DAILY ASSETS FUND

INVESTMENT ADVISOR AND ADMINISTRATOR OF THE FUND
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                               ------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                               ------------------

                                                               STA814100 (12/98)